IAA Trust Mutual Funds

IAA Trust Growth Fund
IAA Trust Asset Allocation Fund
IAA Trust Tax Exempt Bond Fund
IAA Trust Money Market Fund
IAA Trust Short-Term Government Bond Fund
IAA Trust Long-Term Bond Fund

Supplement dated June 28, 1999 to Prospectus dated October 28, 1998 and Statement of Additional Information dated October 28, 1999.


The information below supplements and replaces any contrary information contained in the Prospectus and Statement of Additional Information.

Effective June 28, 1999 please send any additional investments you wish to make by mail to:

			First Data Investor Services Group, Inc.
			211 South Gulph Road
                        P.O. Box 61767
			King of Prussia, PA 19406

Effective June 28, 1999 additional investments made by bank wire should be sent using the following instructions:

			Boston Safe Deposit & Trust
			ABA#:  011001234
			Credit:  (Insert Name of Your Fund)
			Acct#:  003670
			FBO: (Insert Shareholder name and new account number from confirmation received with letter to shareholders dated July 2, 1999)

Please note when making an initial purchase by wire, you must first telephone the transfer agent at (800) 241-4671, Option 2 to receive an account number.






INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

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